Notes Payable (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Notes Payable
Notes Payable

Note 5—Debt

The following is a summary of debt as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30,	December 31,
	2013	2012
$75 million senior secured revolving credit facility bearing interest at floating rates, due August 2016	$19,850	$—
Mortgage notes, bearing fixed interest from 5.35% to 6.58% and due in 2017 with a balloon payment of $23,748, and 2018 with a balloon payment of $6,169	32,125	34,457
Mortgage notes, bearing variable interest from 2.44% to 2.94% and due in 2016 with a balloon payment of $7,683 and in 2017 with a balloon payment of $5,680.	14,550	45,536
Mezzanine debt bearing interest at 12.0 % and due 2013	—	4,400
Line of credit bearing variable interest at 4.25% and due in 2012	—	96
Total debt	$66,525	$84,489

On August 29, 2013, the Trust and the Operating Partnership entered into a Credit Agreement with Regions Bank, as Administrative Agent, Regions Capital Markets, as Sole Lead Arranger and Sole Book Runner, and various other lenders in connection with a $75 million senior secured revolving credit facility (the “Credit Agreement”). Subject to satisfaction of certain conditions, including additional lender commitments, we have the option to increase the borrowing capacity under the revolving credit facility to up to $250 million. The amount available to us under the Credit Agreement is subject to certain limitations including, but not limited to, the appraised value of the pledged properties that comprise the borrowing base of the credit facility.

The Credit Agreement has a three-year term with an initial maturity date of August 29, 2016. Subject to the terms of the Credit Agreement, the Operating Partnership has the option to extend the term of the Credit Agreement to August 29, 2017.

The obligations of the Operating Partnership under the Credit Agreement are guaranteed by us and certain of our subsidiaries. In addition, the Credit Agreement provides for security in the form of, among other things, mortgage liens on certain properties owned by the Operating Partnership that comprise the borrowing base. As of September 30, 2013, seven properties were included in the borrowing base with a net book value of $69.4 million

The Credit Agreement provides for revolving credit loans to the Operating Partnership.  Base Rate Loans, Adjusted LIBOR Rate Loans and Letters of Credit (each, as defined in the Credit Agreement) will be subject to interest rates, based upon the consolidated leverage ratio of the Trust, the Operating Partnership and its subsidiaries as follows:

Consolidated Leverage Ratio	Adjusted LIBOR Rate Loans and Letter of Credit Fee	Base Rate Loans
<35%	LIBOR + 2.65%	Base Rate + 1.65%
>35% and <45%	LIBOR + 2.85%	Base Rate + 1.85%
>45% and <50%	LIBOR + 2.95%	Base Rate + 1.95%
>50%	LIBOR + 3.40%	Base Rate + 2.40%

The Operating Partnership may, at any time, voluntarily prepay any loan under the Credit Agreement in whole or in part without premium or penalty.

The Credit Agreement contains financial covenants that, among other things, require compliance with loan-to-value, leverage and coverage ratios and maintenance of minimum tangible net worth, as well as covenants that may limit the Trust’s and the Operating Partnership’s ability to incur additional debt or make distributions. The Credit Agreement also contains customary events of default. Any event of default, if not cured or waived, could result in the acceleration of any outstanding indebtedness under the Credit Agreement.

Scheduled principal payments due on debt as of September 30, 2013, are as follows (in thousands):

Year Ending December 31:
2013	$249
2014	1,022
2015	1,063
2016	28,435
2017	29,586
Thereafter	6,170
Total Payments	$66,525

Note 4—Notes Payable

	December 31
	2012	2011
Michigan 6, mortgage loan due in July 2013; monthly payments of principal and interest of $26,535, with a final balloon payment of $2,449,329 due at the maturity date; interest rate of LIBOR plus 1.6% per annum, effective rate of 1.81% as of December 31, 2012.	$2,466,919	$2,758,642
Georgia 7, mortgage loan due in June 2017; interest-only payments through June 2009, effective July 2009, monthly principal and interest payments of $39,890, with a final balloon payment of $5,869,275 due at the maturity date; interest rate of 5.942% per annum.	6,403,977	6,492,857
Arizona 23, mortgage loan due in October 2013; monthly payments principal and interest of $15,000 through October 2012; effective November 2012, monthly payments of principal and interest of $7,194, with a final balloon payment of $2,208,568 due at the maturity date; interest rate of LIBOR plus 3.25% per annum, effective rate of 3.46% as of December 31, 2012.	2,280,508	2,444,896
Texas 8, mortgage loan due in October 2013; monthly payments of principal and interest of $8,171, with a final balloon payment of $2,012,853 due at the maturity date; interest rate of LIBOR plus 4% per annum, effective rate of 4.21% as of December 31, 2012.	2,184,559	2,282,607
Georgia 6, mortgage loan due in October 2013; monthly payments of principal and interest of $4,224, with a final balloon payment of $1,090,963 due at the maturity date; interest rate of LIBOR plus 4% per annum, effective rate of 4.21% as of December 31, 2012.	1,133,200	1,183,884
Michigan 5, mortgage loan due in October 2013; monthly payments of principal and interest of $5,106, with a final balloon payment of $835,927 due at the maturity date; interest rate of LIBOR plus 4% per annum, effective rate of 4.21% as of December 31, 2012.	884,825	946,092
Georgia 21, mortgage loan due in July 2013; monthly payments and interest of $28,140 until June 2012, effective July 2012 monthly payment of principal and interest of $29,980, with a final balloon payment of $17,226,037 due at the maturity date; interest rate of LIBOR plus 3.05% per annum, effective rate of 3.26% as of December 31, 2012.	17,404,410	17,754,970
Mezzanine loans payable to three private investors; monthly payments of interest only at an annual rate of 12%; due in July 2013.	4,400,000	4,400,000
Summerfield, mortgage loan due in March 2012; monthly payments of interest only until March 2011; effective April 2011, monthly payments of principal and interest of $5,177; interest rate of 4.25% per annum.(6)	325,706	945,748
Summerfield, $250,000 revolving line of credit due in March 2012; monthly payments of interest only until March 2011; effective April 2011, monthly payments of principal and interest of $8,000; interest rate of 4.25% per annum.(6)	95,970	95,703
Tennessee 14, mortgage loan due June 2017; monthly payments of principal and interest of $66,081, with a final balloon payment of $9,820,300 due at the maturity date; interest rate of 5.81% per annum.	10,747,849	10,901,013
Michigan 12, mortgage loan due January 2017; monthly payments of principal and interest of $36,299, with a final balloon payment of $5,035,493 due at the maturity date; interest rate of 5.93% per annum.	5,613,726	5,707,762
Maine 15, mortgage loan due June 2016; monthly payments of principal and interests of $33,160, with a final balloon payment of $7,639,025 due at the maturity date; interest rate of LIBOR plus 2.25%, effective rate of 2.46% as of December 31, 2012.	8,265,443	8,449,616
Ohio 9, mortgage loan due February 2012; monthly payments of principal and interest of $4,100, with a final balloon payment of $1,807,200 due at the maturity date; interest rate of LIBOR plus 2.75%; effective rate of 2.96% as of December 31, 2012.(2)	—	1,815,400
Illinois 12, mortgage loan due January 2018; monthly payments of principal and interest of $39,702, with a final balloon payment of $6,113,878 due at the maturity date; interest rate of 5.35% per annum.(1)	6,847,333	6,235,196
Georgia 13, mortgage loan due July 2017; monthly payments of principal and interest of $52,654, with a final balloon payment of $5,731,007 due at the maturity date; interest rate of 6.1% per annum.(2)	—	6,336,871
Wisconsin 16, mortgage loan due September 2032 with an anticipated repayment date of September 2017, monthly payments of principal and interest of $20,741; interest rate of 6.58% per annum. If not repaid by anticipated repayment date, effective September 2017, monthly payments adjust based on the property's cash flow (as defined in the agreement) with the interest rate becoming the greater of 8.58% or the 10 year U.S. treasury rate plus 3%.	2,885,864	2,940,862
Georgia 17, mortgage loan due October 2013, monthly payments of principal and interest of $9,250, with final balloon payment of $2,349,500 due at maturity date; interest rate of LIBOR plus 3.25%, effective rate of 3.46% as of December 31, 2012.	2,432,750	2,543,750
Ohio 19, mortgage loan due February 2018, effective April 2011, monthly payments of principal and interest $13,242; interest rate of 5.84% per annum. Effective March 2013 and every six months thereafter, the interest rate is subject to adjustment to LIBOR plus 2.4%, but will not exceed 11.31%.	2,174,646	2,203,503
Georgia 20, mortgage loan due July 2013, monthly payments of principal and interest of $10,755, with final balloon payment of $1,617,519 due at maturity date; interest rate of 6.25% per annum.	1,631,947	1,656,448
Remington, mortgage loan due September 2017, monthly payments of principal and interest of $36,675, with a final balloon payment of $5,235,023 due at maturity date; interest rate of LIBOR plus 2.75%, effective rate of 2.96% as of December 31, 2012.(3)	6,309,385	6,264,978
Georgia 22, mortgage loan with a bank due in July 2013; monthly payments of principal and interest of $28,140, effective July 2012, monthly payments of principal and interest of $29,980, with a final balloon payment of $3,089,977 due on the maturity date; interest rate of LIBOR plus 3.05% per annum, effective rate of 3.26% as of December 31, 2012.(4)	—	3,618,577
Wisconsin 24, revolving bank line of credit due in August 2014; monthly payments of interest only; interest rate of LIBOR plus 3.25% per annum, effective rate of 3.46% as of December 31, 2012.(4)(5)	—	694,888

	$84,489,017	$98,674,263

(1)
Certain terms of the mortgage loan were amended on December 28, 2012. Effective January 1, 2013, monthly payments of principal and interest of $41,428 are due at an interest rate of 5.35% per annum, and a final balloon payment of outstanding principal due on January 2018.

(2)
Loan balance was repaid in full during 2012.

(3)
The note was refinanced on September 18, 2012 with an effective date of September 28, 2012. Prior to the refinancing, the loan was payable in monthly payments of principal and interest of $23,468, at an interest rate of LIBOR plus 1.6%.

(4)
The loan balances were repaid in full during 2012 from the proceeds received from the sale of the property owned by Georgia 22.

(5)
The revolving line of credit is secured by the investment property owned by Wisconsin 24. Fund IV is contingently liable under certain circumstances for up to 100 percent of the borrowings under the revolving line of credit.

(6)
On January 24, 2013, Summerfield entered into a forbearance agreement with the lender regarding its mortgage note and outstanding line of credit, pursuant to which the lender agreed not to exercise its rights and remedies available under the forbearance agreement. The forbearance period extends through September 30, 2013, at which time the mortgage note and line of credit is due.

2013	$35,736,055
2014	1,054,578
2015	1,098,285
2016	8,626,099
2017	29,579,481
Thereafter	8,166,611

Total Payments	$84,261,109

        Mortgage loans are secured by the respective investment property owned by the borrower. The mortgage loans associated with Michigan 5, Michigan 6, Georgia 6, Georgia 7, Georgia 21, Arizona 23, and Texas 8 are partially guaranteed by Fund I. Fund I is contingently liable under certain circumstances for up to 100 percent of the outstanding mortgage loans.

        Michigan 6 is currently in default with respect to the minimum debt service coverage ratio and minimum global debt service coverage ratio covenants as it relates to the mortgage loan on its property and has not obtained a waiver from the bank. Michigan 6 continues to remit all scheduled mortgage payments on a timely basis and management does not anticipate any adverse impact to the combined financial statements as a result of the noncompliance as no action has been taken by the lender to demand payment or exercise any other remedies or rights as stipulated in the loan agreement. Under the loan agreement for the Georgia 21 mortgage loan, Fund I is currently in default with respect to the minimum level of tangible net worth covenant and has not obtained a waiver from the lender. Georgia 21 continues to remit all scheduled mortgage payments on a timely basis and management does not anticipate any adverse impact to the combined financial statements as a result of the noncompliance as no action has been taken by the lender to demand payment or exercise any other remedies or rights as stipulated in the loan agreement.